Credit Risk - Summary of Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Customer loans	£ 208,750	£ 207,287
Exposure	322,745	310,155
Impairment loss allowances	1,303	785
Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	279,585	268,560
Impairment loss allowances	1,302	785
Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	207,000	205,000
Gross write-offs	253	249
Impairment loss allowances	1,377	863
Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	187,100	191,000
Loans to Customers | Stage 1 | Undrawn Exposures
Disclosure of credit risk exposure [line items]
Exposure	41,800	40,300
Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	17,000	11,700
Loans to Customers | Stage 2 | Undrawn Exposures
Disclosure of credit risk exposure [line items]
Exposure	1,300	700
Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	2,900	2,300
Loans to Customers | Stage 3 | Undrawn Exposures
Disclosure of credit risk exposure [line items]
Exposure	100	100
Retail banking | Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	183,404	178,762
Impairment loss allowances	668	522
Retail banking | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	183,400	178,800
Gross write-offs	180	196
Impairment loss allowances	706	549
Retail banking | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	170,200	167,600
Retail banking | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	11,300	9,300
Retail banking | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	1,900	1,900
Corporate and commercial banking | Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	17,626	18,391
Impairment loss allowances	577	247
Corporate and commercial banking | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	17,600	18,400
Gross write-offs	51	53
Impairment loss allowances	603	262
Corporate and commercial banking | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	11,100	15,900
Corporate and commercial banking | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	5,500	2,100
Corporate and commercial banking | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	1,000	400
Corporate and investment banking | Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	2,785	4,041
Impairment loss allowances	22	14
Corporate and investment banking | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	2,800	4,000
Gross write-offs	22	0
Impairment loss allowances	33	50
Corporate and investment banking | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	2,600	3,800
Corporate and investment banking | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	200	200
Corporate and investment banking | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	0	0
Corporate centre | Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	75,770	67,366
Impairment loss allowances	35	2
Corporate centre | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	3,200	3,800
Gross write-offs	0	0
Impairment loss allowances	35	2
Corporate centre | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	3,200	3,700
Corporate centre | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	0	100
Corporate centre | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	0	0
Business Banking | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	3,900	200
Gross write-offs	12	14
Impairment loss allowances	9	9
Business Banking | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	3,900	200
Business Banking | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	0	0
Business Banking | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	0	0
Consumer (auto) finance | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	8,000	7,700
Gross write-offs	25	34
Impairment loss allowances	118	88
Consumer (auto) finance | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	7,600	7,000
Consumer (auto) finance | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	400	600
Consumer (auto) finance | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	0	100
Unsecured Lending | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	4,800	5,500
Gross write-offs	129	134
Impairment loss allowances	299	234
Unsecured Lending | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	4,100	4,900
Unsecured Lending | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	600	500
Unsecured Lending | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	100	100
Mortgages
Disclosure of credit risk exposure [line items]
Customer loans	166,730	165,356
Mortgages | Loans to Customers
Disclosure of credit risk exposure [line items]
Customer loans	166,700	165,400
Gross write-offs	14	14
Impairment loss allowances	280	218
Mortgages | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	154,600	155,500
Mortgages | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	10,300	8,200
Mortgages | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	£ 1,800	£ 1,700
Corporate loans | Loans to Customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure ratio	90.34%	93.23%
Corporate loans | Loans to Customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure ratio	8.26%	5.70%
Corporate loans | Loans to Customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure ratio	1.45%	1.15%